UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.9%
Commercial Services - 1.4%
9,300	Equifax, Inc.	1,271,682
9,900	Nielsen Holdings, PLC	408,969

		1,680,651

Communications - 2.4%
5,900	SBA Communications Corp. *	710,183
41,475	Verizon Communications, Inc.	2,021,906

		2,732,089

Consumer Durables - 1.5%
10,300	Electronic Arts, Inc. *	922,056
9,100	Genuine Parts Co.	840,931

		1,762,987

Consumer Non-Durables - 6.5%
19,775	Estee Lauder Cos., Inc.-Class A	1,676,722
28,450	NIKE, Inc.	1,585,519
25,200	PepsiCo, Inc.	2,818,872
15,900	Procter & Gamble Co.	1,428,615

		7,509,728

Consumer Services - 9.3%
18,100	CBS Corp.	1,255,416
13,900	Marriott International, Inc.	1,309,102
39,000	Starbucks Corp.	2,277,210
14,575	Time Warner, Inc.	1,424,123
38,600	Visa, Inc.	3,430,382
10,000	Walt Disney Co.	1,133,900

		10,830,133

Electronic Technology - 13.9%
49,875	Apple, Inc.	7,165,043
69,500	Applied Materials, Inc.	2,703,550
13,700	Broadcom, Ltd.	2,999,752
37,000	Ciena Corp. *	873,570
34,600	Intel Corp.	1,248,022
12,400	MACOM Technology Solutions Holdings, Inc. *	598,920
4,500	NVIDIA Corp.	490,185

		16,079,042

Energy Minerals - 1.7%
3,900	Chevron Corp.	418,743
18,600	Marathon Petroleum Corp.	940,044
3,100	Occidental Petroleum Corp.	196,416
2,300	Pioneer Natural Resources Co.	428,329

		1,983,532

Finance - 5.8%
28,600	Brixmor Property Group, Inc.	613,756
5,450	Chubb, Ltd.	742,562
5,400	Goldman Sachs Group, Inc.	1,240,488

Quantity	Name of Issuer	Fair Value ($)

20,600	JPMorgan Chase & Co.	1,809,504
18,300	Legg Mason, Inc.	660,813
26,625	Synchrony Financial	913,238
10,500	T Rowe Price Group, Inc.	715,575

		6,695,936

Health Services - 3.0%
14,000	Centene Corp. *	997,640
3,500	Humana, Inc.	721,490
10,625	UnitedHealth Group, Inc.	1,742,606

		3,461,736

Health Technology - 11.1%
22,500	AbbVie, Inc.	1,466,100
4,700	Alexion Pharmaceuticals, Inc. *	569,828
4,200	Allergan, PLC	1,003,464
11,475	Celgene Corp. *	1,427,834
16,900	Gilead Sciences, Inc.	1,147,848
2,500	Incyte Corp. *	334,175
13,700	Johnson & Johnson	1,706,335
22,800	Medtronic, PLC	1,836,768
35,900	Pfizer, Inc.	1,228,139
7,500	Thermo Fisher Scientific, Inc.	1,152,000
7,925	Zimmer Biomet Holdings, Inc.	967,722

		12,840,213

Industrial Services - 0.5%
7,100	Schlumberger, Ltd.	554,510

Process Industries - 2.2%
15,900	Ecolab, Inc.	1,992,906
2,000	Sherwin-Williams Co.	620,380

		2,613,286

Producer Manufacturing - 6.3%
8,050	3M Co.	1,540,206
13,425	Honeywell International, Inc.	1,676,380
10,100	Ingersoll-Rand, PLC	821,332
13,500	Raytheon Co.	2,058,750
10,300	United Technologies Corp.	1,155,763

		7,252,431

Retail Trade - 5.7%
1,700	Amazon.com, Inc. *	1,507,118
5,200	CVS Health Corp.	408,200
15,800	Home Depot, Inc.	2,319,914
21,100	TJX Cos., Inc.	1,668,588
2,500	Ulta Beauty, Inc. *	713,075

		6,616,895

Technology Services - 22.6%
13,775	Accenture, PLC	1,651,347
24,600	Adobe Systems, Inc. *	3,201,198
2,750	Alphabet, Inc. - Class A *	2,331,450

See accompanying notes to schedule of investments.
MARCH 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

5,966	Alphabet, Inc. - Class C *	4,949,155
8,900	ANSYS, Inc. *	951,143
21,800	Cognizant Technology Solutions Corp. *	1,297,536
27,800	Facebook, Inc. *	3,948,990
70,600	Microsoft Corp.	4,649,716
21,500	PayPal Holdings, Inc. *	924,930
1,275	priceline.com, Inc. *	2,269,462

		26,174,927

Transportation - 4.5%
11,900	Alaska Air Group, Inc.	1,097,418
21,615	Delta Air Lines, Inc.	993,425
6,900	FedEx Corp.	1,346,535
9,800	Union Pacific Corp.	1,038,016
7,000	United Parcel Service, Inc.	751,100

		5,226,494

Utilities - 0.5%
5,000	NextEra Energy, Inc.	641,850

Total Common Stocks (cost: $69,094,369)		114,656,440

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 0.9%
994,482	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%
Total Short-Term Securities (cost: $994,482)		994,482

Total Investments in Securities - 99.8% (cost: $70,088,851)		115,650,922

Other Assets and Liabilities, net - 0.2%		267,096

Total Net Assets - 100.0%		$115,918,018

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	114,656,440	—	—	114,656,440

Short-Term Securities	994,482	—	—	994,482

Total:	115,650,922	—	—	115,650,922

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2017 is included with the Fund’s schedule of investments.

At March 31, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$46,177,462	($615,391)	$45,562,071	$70,088,851

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2017

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 5, 2017